UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INVESTORS VALUE FUND

FORM N-Q

MARCH 31, 2008

LEGG MASON PARTNERS INVESTORS VALUE FUND

Schedule of Investments (unaudited)	March 31, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 96.0%
CONSUMER DISCRETIONARY - 16.4%
Hotels, Restaurants & Leisure - 2.7%
534,100	McDonald’s Corp.	$29,786,757

Media - 11.1%
547,600	DISH Network Corp. *	15,732,548
359,200	E.W. Scripps Co., Class A Shares	15,089,992
722,780	Liberty Media Corp. - Entertainment, Series A *	16,363,739
850,082	Liberty Media Holding Corp., Interactive Group, Series A Shares *	13,720,323
1,465,400	News Corp., Class B Shares	27,901,216
496,700	SES Global SA, FDR	10,495,249
1,573,000	Time Warner Inc.	22,053,460

	Total Media	121,356,527

Multiline Retail - 1.2%
264,800	Target Corp.	13,420,064

Specialty Retail - 1.4%
520,200	Home Depot Inc.	14,549,994

	TOTAL CONSUMER DISCRETIONARY	179,113,342

CONSUMER STAPLES - 9.4%
Food & Staples Retailing - 2.1%
425,900	Wal-Mart Stores Inc.	22,436,412

Food Products - 1.3%
454,267	Kraft Foods Inc., Class A Shares	14,086,820

Household Products - 2.3%
394,500	Kimberly-Clark Corp.	25,464,975

Tobacco - 3.7%
559,700	Altria Group Inc.	12,425,340
559,700	Philip Morris International Inc. *	28,309,626

	Total Tobacco	40,734,966

	TOTAL CONSUMER STAPLES	102,723,173

ENERGY - 8.6%
Energy Equipment & Services - 2.1%
172,060	Transocean Inc. *	23,262,512

Oil, Gas & Consumable Fuels - 6.5%
218,900	Royal Dutch Shell PLC, ADR, Class A Shares	15,099,722
150,496	Suncor Energy Inc.	14,500,289
564,300	Total SA, ADR	41,763,843

	Total Oil, Gas & Consumable Fuels	71,363,854

	TOTAL ENERGY	94,626,366

FINANCIALS - 25.6%
Capital Markets - 2.8%
250,819	Bank of New York Mellon Corp.	10,466,677
239,960	Lehman Brothers Holdings Inc.	9,032,094
286,330	Merrill Lynch & Co. Inc.	11,665,084

	Total Capital Markets	31,163,855

Commercial Banks - 3.0%
463,200	Wachovia Corp.	12,506,400
697,300	Wells Fargo & Co.	20,291,430

	Total Commercial Banks	32,797,830

Consumer Finance - 4.7%
592,700	American Express Co.	25,912,844
507,800	Capital One Financial Corp.	24,993,916

	Total Consumer Finance	50,906,760

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INVESTORS VALUE FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

SHARES	SECURITY	VALUE
Diversified Financial Services - 4.7%
538,200	Bank of America Corp.	$20,403,162
727,060	JPMorgan Chase & Co.	31,227,227

	Total Diversified Financial Services	51,630,389

Insurance - 10.4%
293,200	AFLAC Inc.	19,043,340
398,800	American International Group Inc.	17,248,100
323,700	Chubb Corp.	16,016,676
741,800	Loews Corp.	29,835,196
606,919	Marsh & McLennan Cos. Inc.	14,778,478
340,600	Travelers Cos. Inc.	16,297,710

	Total Insurance	113,219,500

	TOTAL FINANCIALS	279,718,334

HEALTH CARE - 5.5%
Health Care Providers & Services - 1.8%
288,200	UnitedHealth Group Inc.	9,902,552
233,200	WellPoint Inc. *	10,291,116

	Total Health Care Providers & Services	20,193,668

Pharmaceuticals - 3.7%
388,800	Abbott Laboratories	21,442,320
362,000	Novartis AG, ADR	18,545,260

	Total Pharmaceuticals	39,987,580

	TOTAL HEALTH CARE	60,181,248

INDUSTRIALS - 12.9%
Aerospace & Defense - 5.0%
161,700	Boeing Co.	12,025,629
299,600	Raytheon Co.	19,357,156
343,300	United Technologies Corp.	23,625,906

	Total Aerospace & Defense	55,008,691

Commercial Services & Supplies - 1.2%
254,700	Avery Dennison Corp.	12,543,975

Industrial Conglomerates - 6.7%
1,235,700	General Electric Co.	45,733,257
499,900	Textron Inc.	27,704,458

	Total Industrial Conglomerates	73,437,715

	TOTAL INDUSTRIALS	140,990,381

INFORMATION TECHNOLOGY - 5.8%
Communications Equipment - 1.2%
673,600	Comverse Technology Inc. *	10,373,440
109,520	EchoStar Corp. *	3,235,221

	Total Communications Equipment	13,608,661

Computers & Peripherals - 1.8%
168,100	International Business Machines Corp.	19,355,034

Semiconductors & Semiconductor Equipment - 1.4%
543,500	Texas Instruments Inc.	15,364,745

Software - 1.4%
519,000	Microsoft Corp.	14,729,220

	TOTAL INFORMATION TECHNOLOGY	63,057,660

MATERIALS - 3.4%
Chemicals - 3.4%
205,000	Air Products & Chemicals Inc.	18,860,000
403,800	E.I. du Pont de Nemours & Co.	18,881,688
	TOTAL MATERIALS	37,741,688

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INVESTORS VALUE FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

SHARES	SECURITY	VALUE
TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 5.2%
1,011,710	AT&T Inc.	$38,748,493
446,572	Embarq Corp.	17,907,537

	Total Diversified Telecommunication Services	56,656,030

Wireless Telecommunication Services - 0.8%
1,364,753	Sprint Nextel Corp.	9,130,198

	TOTAL TELECOMMUNICATION SERVICES	65,786,228

UTILITIES - 2.4%
Multi-Utilities - 2.4%
505,400	Sempra Energy	26,927,712

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $892,547,721)	1,050,866,132

Face Amount
SHORT-TERM INVESTMENT - 4.1%
Repurchase Agreement - 4.1%
$44,445,000	Interest in $1,000,332,000 joint tri-party repurchase agreement dated 3/31/08 with Greenwich Capital Markets Inc., 2.250% due 4/1/08; Proceeds at maturity - $44,447,778; (Fully collateralized by various U.S. government agency obligations, 2.500% to 7.250% due 7/15/08 to 5/18/12; Market value - $45,334,096) (Cost - $44,445,000)	44,445,000

	TOTAL INVESTMENTS - 100.1% (Cost - $936,992,721#)	1,095,311,132
	Liabilities in Excess of Other Assets - (0.1)%	(1,325,756)

	TOTAL NET ASSETS - 100.0%	$1,093,985,376

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt

FDR	— Foreign Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Investors Value Fund (the “Fund”) is a separate diversified investment series of the Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the ”1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c)	Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective December 1, 2007, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Notes to Schedule of Investments (unaudited) (continued)

	3/31/2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$1,095,311,132	$1,050,866,132	$44,445,000	—

3. Investments

At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$233,092,874
Gross unrealized depreciation	(74,774,463)

Net unrealized appreciation	$158,318,411

4. Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 27, 2008

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	May 27, 2008